Investment Portfolio - September 30, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS - 94.8%

Communication Services - 4.2%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	24,975	$945,054
Verizon Communications, Inc.	23,115	1,395,221

		2,340,275

Entertainment - 1.1%
The Walt Disney Co.	6,365	829,487

Total Communication Services		3,169,762

Consumer Discretionary - 7.1%
Distributors - 1.4%
Genuine Parts Co.	10,795	1,075,074

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.	1,860	399,361

Multiline Retail - 4.0%
B&M European Value Retail S.A. (United Kingdom)	190,970	890,430
Dollar General Corp.	8,280	1,316,023
Target Corp.	7,530	805,032

		3,011,485

Specialty Retail - 1.2%
O’Reilly Automotive, Inc.*	2,285	910,595

Total Consumer Discretionary		5,396,515

Consumer Staples - 8.7%
Beverages - 2.1%
Diageo plc (United Kingdom)	11,885	485,504
PepsiCo, Inc.	7,860	1,077,606

		1,563,110

Food & Staples Retailing - 0.5%
Walmart, Inc.	3,315	393,424

Food Products - 3.3%
J&J Snack Foods Corp.	6,250	1,200,000
Mondelez International, Inc. - Class A	23,460	1,297,807

		2,497,807

Household Products - 2.8%
Colgate-Palmolive Co.	12,980	954,160
The Procter & Gamble Co.	9,450	1,175,391

		2,129,551

Total Consumer Staples		6,583,892

Investment Portfolio - September 30, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Energy - 8.7%

Oil, Gas & Consumable Fuels - 8.7%
BP plc - ADR (United Kingdom)	23,280	$884,407
Chevron Corp.	14,950	1,773,070
ConocoPhillips	7,280	414,814
Exxon Mobil Corp.	32,775	2,314,243
Occidental Petroleum Corp.	20,360	905,409
Royal Dutch Shell plc - Class B - ADR (Netherlands)	4,245	254,276

Total Energy		6,546,219

Financials - 21.0%

Banks - 12.6%
Bank of America Corp.	84,015	2,450,718
Citigroup, Inc.	28,895	1,996,067
JPMorgan Chase & Co.	23,285	2,740,412
KeyCorp.	26,425	471,422
The PNC Financial Services Group, Inc.	3,265	457,622
Regions Financial Corp.	22,240	351,837
Wells Fargo & Co.	20,700	1,044,108

		9,512,186

Capital Markets - 3.6%
Ares Management Corp. - Class A	23,415	627,756
BlackRock, Inc.	1,635	728,621
The Blackstone Group, Inc. - Class A	16,265	794,383
The Goldman Sachs Group, Inc.	1,820	377,159
Morgan Stanley	4,455	190,095

		2,718,014

Insurance - 4.8%
The Allstate Corp.	5,725	622,192
American International Group, Inc.	10,495	584,571
Arthur J. Gallagher & Co.	9,605	860,320
Assurant, Inc.	3,660	460,501
Fidelity National Financial, Inc.	9,415	418,120
Lincoln National Corp.	5,755	347,142
Principal Financial Group, Inc.	6,370	363,982

		3,656,828

Total Financials		15,887,028

Health Care - 9.1%
Health Care Equipment & Supplies - 2.1%
Medtronic plc	15,085	1,638,533

Pharmaceuticals - 7.0%
AstraZeneca plc (United Kingdom)	4,015	358,494
Bristol-Myers Squibb Co.	11,050	560,345

Investment Portfolio - September 30, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
GlaxoSmithKline plc (United Kingdom)	18,370	$393,752
Johnson & Johnson	18,280	2,365,066
Pfizer, Inc.	21,735	780,939
Sanofi (France)	8,870	821,656

		5,280,252

Total Health Care		6,918,785

Industrials - 9.4%
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. - Class B	8,995	1,077,781

Airlines - 0.5%
Delta Air Lines, Inc.	6,700	385,920

Building Products - 1.7%
Johnson Controls International plc	28,570	1,253,937

Commercial Services & Supplies - 4.1%
Covanta Holding Corp.	53,725	928,905
Republic Services, Inc.	11,145	964,600
Waste Management, Inc.	10,555	1,213,825

		3,107,330

Industrial Conglomerates - 0.2%
3M Co.	820	134,808

Road & Rail - 1.5%
Kansas City Southern	8,795	1,169,823

Total Industrials		7,129,599

Information Technology - 4.8%
Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	38,820	2,000,395

Software - 2.1%
Microsoft Corp.	11,510	1,600,235

Total Information Technology		3,600,630

Materials - 9.0%
Chemicals - 6.4%
Corteva, Inc.	25,100	702,800
Dow, Inc.	19,265	917,977
DuPont de Nemours, Inc.	8,310	592,586
FMC Corp.	16,300	1,429,184
RPM International, Inc.	17,795	1,224,474

		4,867,021

Investment Portfolio - September 30, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials (continued)
Containers & Packaging - 2.6%
Graphic Packaging Holding Co.	74,055	$1,092,311
Sealed Air Corp.	21,015	872,333

		1,964,644

Total Materials		6,831,665

Real Estate - 8.2%
Equity Real Estate Investment Trusts (REITS) - 8.2%
AvalonBay Communities, Inc.	2,465	530,789
Community Healthcare Trust, Inc.	11,680	520,344
Crown Castle International Corp.	6,950	966,119
Equinix, Inc.	1,715	989,212
Healthcare Realty Trust, Inc.	11,965	400,827
Healthcare Trust of America, Inc. - Class A	10,520	309,078
Independence Realty Trust, Inc.	44,760	640,516
Jernigan Capital, Inc.	27,335	526,199
Lexington Realty Trust	21,775	223,194
Physicians Realty Trust	21,090	374,347
Plymouth Industrial REIT, Inc.	16,550	303,196
STAG Industrial, Inc.	14,905	439,399

Total Real Estate		6,223,220

Utilities - 4.6%
Electric Utilities - 0.8%
Exelon Corp.	11,800	570,058

Independent Power and Renewable Electricity Producers - 2.4%
Boralex, Inc. - Class A (Canada)	22,540	385,010
Innergex Renewable Energy, Inc. (Canada)	37,355	431,111
Northland Power, Inc. (Canada)	22,165	425,282
Pattern Energy Group, Inc. - Class A	21,310	573,878

		1,815,281

Multi-Utilities - 1.4%

CMS Energy Corp.	16,780	1,073,081

Total Utilities		3,458,420

TOTAL COMMON STOCKS (Identified Cost $59,338,170)		71,745,735

MUTUAL FUNDS - 5.1%

iShares Russell 1000 Value ETF	27,305	3,502,139
Schwab U.S. Dividend Equity ETF	6,995	383,186

TOTAL MUTUAL FUNDS (Identified Cost $3,764,962)		3,885,325

Investment Portfolio - September 30, 2019

(unaudited)

EQUITY INCOME SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 0.1%

Dreyfus Government Cash Management, Institutional Shares, 1.85%[1], (Identified Cost $ 76,886)	76,886	$76,886

TOTAL INVESTMENTS - 100.0% (Identified Cost $ 63,180,018)		75,707,946
LIABILITIES, LESS OTHER ASSETS - (0.0%)#		(16,674)

NET ASSETS - 100%		$75,691,272

ADR - American Depositary Receipt

ETF - Exchange-traded fund

#	Less than 0.1%.
*	Non-income producing security.
[1]	Rate shown is the current yield as of September 30, 2019.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2019 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity Securities:
Communication Services	$3,169,762	$3,169,762	$—	$—
Consumer Discretionary	5,396,515	4,506,085	890,430	—
Consumer Staples	6,583,892	6,098,388	485,504	—
Energy	6,546,219	6,546,219	—	—
Financials	15,887,028	15,887,028	—	—
Health Care	6,918,785	5,344,883	1,573,902	—
Industrials	7,129,599	7,129,599	—	—
Information Technology	3,600,630	3,600,630	—	—
Materials	6,831,665	6,831,665	—	—
Real Estate	6,223,220	6,223,220	—	—

Investment Portfolio - September 30, 2019

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Utilities	$3,458,420	$3,458,420	$—	$—
Mutual funds	3,962,211	3,962,211	—	—

Total assets	$75,707,946	$72,758,110	$2,949,836	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2018 or September 30, 2019.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.